                                                   As filed pursuant to Rule 497
                                                Under the Securities Act of 1933
                                                    Registration No. 333-58314
                                                                     811-03859









                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

--------------------------------------------------------------------------------
                            VARIABLE SEPARATE ACCOUNT
                                SUPPLEMENT TO THE

     WM DIVERSIFIED STRATEGIES VARIABLE ANNUITY PROSPECTUS DATED MAY 3, 2004 WM DIVERSIFIED STRATEGIES III VARIABLE ANNUITY PROSPECTUS DATED MAY 3, 2004


--------------------------------------------------------------------------------

THIS SUPPLEMENT REPLACES THE SUPPLEMENT DATED DECEMBER 16, 2004.

The language in the Supplement dated December 16, 2004 is hereby deleted in its entirety.


Date: January 12, 2005





                Please keep this Supplement with your Prospectus



                                   Page 1 of 1